Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	As of December 31,
	2023	2024
	RMB	RMB	US$
Raw materials	1,784	3,358	460
Low value consumables	41	34	5
Finished goods	3,705	6,492	889
Less: inventory impairment	(91)	(12)	(2)
	5,439	9,872	1,352